Commitments	12 Months Ended
Dec. 31, 2017
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Commitments

NOTE 26—COMMITMENTS

Non-cancellable operating leases commitments

The Group leases various buildings, machinery, and equipment under operating lease agreements. Total rent expense was €27 million for the year ended December 31, 2017 (€27 million for the year ended December 31, 2016 and €29 million for the year ended December 31, 2015).

The future aggregate minimum lease payments under non-cancellable operating leases are as follows:

(in millions of Euros)	At December 31, 2017	At December 31, 2016
Less than 1 year	19	17
1 to 5 years	49	40
More than 5 years	40	48

Total non-cancellable operating leases minimum payments	108	105

Capital expenditures commitments

(in millions of Euros)	At December 31, 2017	At December 31, 2016
Computer Software	2	3
Property, plant and equipment	99	85

Total capital expenditure commitments	101	88

As at December 31, 2017, the Company has no other significant commitments. Guarantee and commitments given to Constellium UACJ LLC are described in NOTE 17 – Investments accounted for under the equity method.